Property and Equipment (Details) - Schedule of property, plant and equipment - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
At cost [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	SFr 587,194	SFr 523,594
Additions		63,600
Disposals
Property, plant and equipment	587,194	587,194
Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	(520,522)	(489,699)
Additions	(20,036)	(30,823)
Disposals
Property, plant and equipment	(540,558)	(520,522)
Net book value [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	66,672
Property, plant and equipment	46,636	66,672
Production equipment [Member] | At cost [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	353,488	289,888
Additions		63,600
Disposals
Property, plant and equipment	353,488	353,488
Production equipment [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	(290,491)	(270,408)
Additions	(16,481)	(20,083)
Disposals
Property, plant and equipment	(306,972)	(290,491)
Production equipment [Member] | Net book value [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	62,997
Property, plant and equipment	46,516	62,997
Office furniture and EDP [Member] | At cost [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	233,706	233,706
Additions
Disposals
Property, plant and equipment	233,706	233,706
Office furniture and EDP [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	(230,031)	(219,291)
Additions	(3,555)	(10,740)
Disposals
Property, plant and equipment	(233,586)	(230,031)
Office furniture and EDP [Member] | Net book value [Member]
Property and Equipment (Details) - Schedule of property, plant and equipment [Line Items]
Property, plant and equipment	3,675
Property, plant and equipment	SFr 120	SFr 3,675